Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

DESCRIPTION	SEPTEMBER 30, 2020	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$128,668	$128,668	$—	$—
Total financial assets	$128,668	$128,668	$—	$—

DESCRIPTION	DECEMBER 31, 2019	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$4,972	$4,972	$—	$—
Total financial assets	$4,972	$4,972	$—	$—
Liability
Preferred stock tranche obligation	$(4,956)	$—	$—	$(4,956)
Total financial liabilities	$(4,956)	$—	$—	$(4,956)

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

DESCRIPTION	DECEMBER 31, 2018	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$18,356	$18,356	$—	$—
Total financial assets	$18,356	$18,356	$—	$—
Liability
Preferred stock tranche obligation	$(2,392)	$—	$—	$(2,392)
Total financial liabilities	$(2,392)	$—	$—	$(2,392)

DESCRIPTION	DECEMBER 31, 2019	QUOTED PRICES ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 3)
Asset
Money market funds	$4,972	$4,972	$—	$—
Total financial assets	$4,972	$4,972	$—	$—
Liability
Preferred stock tranche obligation	$(4,956)	$—	$—	$(4,956)
Total financial liabilities	$(4,956)	$—	$—	$(4,956)

Fair Value Measurement Inputs and Valuation Techniques
The following reflects the significant quantitative inputs used in the valuation of the Preferred Stock Tranche Obligation:

	MARCH 2, 2020	DECEMBER 31, 2019
Stand-alone Series B-1 Preferred Stock price (spot price)	$7.28	$7.28
Estimated future value of Series B-2 Preferred Stock	$8.14	$8.14
Discount rate	15.50%	15.50%
Time to liquidity (years)	0.00	0.16
Probability of tranche closing	100%	80%

The following reflects the significant quantitative inputs used in the valuation of the Preferred Stock Tranche Obligation at issuance on November 9, 2018 and as of December 31, 2018 and 2019:

	NOVEMBER 9, 2018	DECEMBER 31, 2018	DECEMBER 31, 2019
Stand-alone Series B-1 Preferred Stock price (spot price)	$7.28	$7.28	$7.28
Estimated future value of Series B-2 Preferred Stock	$8.14	$8.14	$8.14
Discount rate	17.00%	17.50%	15.50%
Time to liquidity (years)	1.14	1.00	0.16
Probability of tranche closing	25%	25%	80%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table sets forth a summary of changes in the fair value and settlement of the Company’s Preferred Stock Tranche Obligation for which fair value was determined by Level 3 inputs (in thousands):

PREFERRED STOCK TRANCHE OBLIGATION
Balance as of January 1, 2019	$2,392
Change in fair value	2,564
Balance as of December 31, 2019	4,956
Change in fair value	1,490
Settlement of Preferred Stock Tranche Obligation	(6,446)
Balance as of September 30, 2020	$—

The following table sets forth a summary of changes in the fair value of the Company’s Preferred Stock Tranche Obligation for which fair value is determined by Level 3 inputs (in thousands):

PREFERRED STOCK TRANCHE OBLIGATION
Balance as of January 1, 2018	$—
Issuance	2,349
Change in fair value	43
Balance as of December 31, 2018	2,392
Change in fair value	2,564
Balance as of December 31, 2019	$4,956